Loans and amounts due from credit institutions	12 Months Ended
Dec. 31, 2017
Loans and amounts due from credit institutions [Abstract]
Loans and amounts due from credit institutions

6. Loans and amounts due from credit institutions

The breakdown, by classification, type and currency, of the balances of “Loans and amounts due from credit institutions” in the consolidated financial statements is as follows:

Thousand of reais	2017		2016		2015

Classification:
Loans and receivables	32,300,095		27,762,473		42,422,638
Of which:
Loans and amounts due from credit institutions, gross	32,369,110		27,963,914		42,601,397
Impairment losses (note 10.c)	(69,015)		(201,441)		(178,759)
Loans and amounts due from credit institutions, net	32,300,095		27,762,473		42,422,638
Loans and amounts due from credit institutions, gross	32,369,110		27,963,914		42,601,397
Thousand of reais		2017		2016	2015

Type:
Time deposits (2)		4,236,990		2,070,151	3,626,514
Reverse repurchase agreements (1) (2)		270,735		848,096	152,870
Escrow deposits		10,136,079		9,836,300	9,493,169
Cash and Foreign currency investments (2)		15,981,475		13,194,923	24,057,973
Other accounts		1,743,831		2,014,444	5,270,871
Total		32,369,110		27,963,914	42,601,397

Currency:
Brazilian Real		17,004,884		25,421,465	18,631,226
US dollar		15,044,088		1,658,980	23,607,170
Euro		307,633		779,314	323,053
Pound sterling		3,585		51,972	4,964
Other currencies		8,920		52,183	34,984
Total		32,369,110		27,963,914	42,601,397

Thousand of reais	2017	2016	2015

Cash equivalents (2):
Short-term transactions and low risk of change in its value	17,428,033	13,683,641	25,990,477

(1) Collateralized by debt instruments.

Note 45-d contains a detail of the residual maturity periods of loans and receivables.